SEGMENT INFORMATION (Schedule of Revenue by Major Product Group) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of products and services [line items]
Revenue	$ 37,240	$ 51,437
Clinical laboratory goods [Member]
Disclosure of products and services [line items]
Revenue	29,534	43,509
Clinical laboratory services [Member]
Disclosure of products and services [line items]
Revenue	3,702	4,082
Point-of-Care products [Member]
Disclosure of products and services [line items]
Revenue	$ 4,004	$ 3,846